GEOGRAPHIC SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Operating Segments [Abstract]
Disclosure of geographical segments

	Note				2018
(US $ millions)		North America	Europe	Unallocated	Total
Sales		$1,907	$517	$—	$2,424
EBITDA(1)		570	86	(18)	638
Depreciation and amortization	5, 6	111	23	—	134
Additions to property, plant and equipment	5	186	19	—	205
Property, plant and equipment	5	1,159	243	—	1,402
					2017
(US $ millions)		North America	Europe	Unallocated	Total
Sales		$1,747	$430	$—	$2,177
EBITDA(1)		627	39	(10)	656
Depreciation and amortization	5, 6	94	13	—	107
Additions to property, plant and equipment	5	142	111	—	253
Property, plant and equipment	5	1,168	253	—	1,421

(1)
EBITDA is a non-IFRS financial measure, which the Company uses to assess segment performance and operating results. The Company defines EBITDA as earnings before finance costs, interest income, income tax, depreciation and amortization. Non-IFRS financial measures do not have any standardized meaning prescribed by IFRS and are therefore unlikely to be comparable to similar measures presented by other companies.